Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.447%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,428,609.75

Principal:
Principal Collections	$27,362,992.74
Prepayments in Full	$12,801,926.75
Liquidation Proceeds	$339,174.00
Recoveries	$18,465.13
Sub Total	$40,522,558.62
Collections	$43,951,168.37

Purchase Amounts:
Purchase Amounts Related to Principal	$63,390.95
Purchase Amounts Related to Interest	$99.02
Sub Total	$63,489.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,014,658.34

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,014,658.34
Servicing Fee	$987,325.95	$987,325.95	$0.00	$0.00	$43,027,332.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,027,332.39
Interest - Class A-2a Notes	$107,916.87	$107,916.87	$0.00	$0.00	$42,919,415.52
Interest - Class A-2b Notes	$88,736.57	$88,736.57	$0.00	$0.00	$42,830,678.95
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$42,315,478.95
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$42,162,712.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,162,712.95
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$42,082,561.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,082,561.78
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$42,024,646.78
Third Priority Principal Payment	$231,711.18	$231,711.18	$0.00	$0.00	$41,792,935.60
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$41,721,858.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,721,858.10
Regular Principal Payment	$40,398,769.74	$40,398,769.74	$0.00	$0.00	$1,323,088.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,323,088.36
Residual Released to Depositor	$0.00	$1,323,088.36	$0.00	$0.00	$0.00
Total		$44,014,658.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$231,711.18
Regular Principal Payment					$40,398,769.74
Total					$40,630,480.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,987,469.62	$74.36	$107,916.87	$0.50	$16,095,386.49	$74.86
Class A-2b Notes	$24,643,011.30	$74.36	$88,736.57	$0.27	$24,731,747.87	$74.63
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$40,630,480.92	$25.22	$1,073,763.11	$0.67	$41,704,244.03	$25.89

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$159,876,843.74	0.7436132	$143,889,374.12	0.6692529
Class A-2b Notes	$246,433,423.30	0.7436132	$221,790,412.00	0.6692529
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,111,650,267.04	0.6900631	$1,071,019,786.12	0.6648415

Pool Information
Weighted Average APR	3.575%	3.565%
Weighted Average Remaining Term	48.14	47.33
Number of Receivables Outstanding	59,581	58,421
Pool Balance	$1,184,791,137.82	$1,143,717,343.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,118,232,037.95	$1,079,828,555.86
Pool Factor	0.7097116	0.6851076

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$17,155,760.15
Yield Supplement Overcollateralization Amount	$63,888,787.64
Targeted Overcollateralization Amount	$72,697,557.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,697,557.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		145	$506,309.88
(Recoveries)		13	$18,465.13
Net Loss for Current Collection Period			$487,844.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4941%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3203%
Second Prior Collection Period			0.3116%
Prior Collection Period			0.3859%
Current Collection Period			0.5028%
Four Month Average (Current and Prior Three Collection Periods)			0.3802%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,600	$2,205,401.98
(Cumulative Recoveries)			$60,164.10
Cumulative Net Loss for All Collection Periods			$2,145,237.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1285%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,378.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,340.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	559	$12,512,108.34
61-90 Days Delinquent	0.15%	73	$1,685,444.00
91-120 Days Delinquent	0.02%	10	$280,202.01
Over 120 Days Delinquent	0.02%	12	$273,449.91
Total Delinquent Receivables	1.29%	654	$14,751,204.26

Repossession Inventory:
Repossessed in the Current Collection Period		31	$827,359.75
Total Repossessed Inventory		53	$1,477,211.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1233%
Prior Collection Period			0.1041%
Current Collection Period			0.1626%
Three Month Average			0.1300%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer